Equity Accounted Investees	12 Months Ended
Dec. 31, 2021
Investees in equity accounted [abstract]
Equity accounted investees	EQUITY ACCOUNTED INVESTEES

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020	2019

	Investment in joint ventures	173.1	233.3
(a)	Far Southeast Gold Resources Incorporated ("FSE")	113.6	144.4
(b)	Asanko Gold	59.5	88.9
	Investment in associates	5.7	—
(c)	Maverix Metals Incorporated ("Maverix")[1]	—	—
(d)	Other associates	5.7	—

	Total equity accounted investees	178.8	233.3
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated ("FSE")	(1.6)	(1.6)	(1.4)
(b)	Asanko Gold – earnings	23.4	48.5	4.1
(b)	Asanko Gold – impairment	(52.8)	(49.5)	—
(c)	Maverix Metals Incorporated ("Maverix")[1]	—	—	0.4
(d)	Other associates	(1.0)	—	—
	Total share of results of equity investees, net of taxation	(32.0)	(2.6)	3.1
[1]Maverix was derecognised as an associate on 9 May 2019.
(a)FSE
Gold Fields interest in FSE, an unlisted entity incorporated in the Philippines, was 40% (2020: 40% and 2019: 40%) at 31 December 2021. Lepanto Consolidated Mining Company owns the remaining 60% shareholding in FSE.
A remaining 20% option is not currently exercisable until such time as FSE obtains a Foreign Technical Assistance Agreement (“FTAA”) which allows for direct majority foreign ownership and control.
FSE has a 31 December year-end and has been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to 31 December 2021.
Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Unlisted shares at cost	230.0	230.0
Equity contribution	96.8	95.2
Cumulative impairment[1]	(116.4)	(85.6)
Share of accumulated losses brought forward	(95.2)	(93.6)
Share of loss after taxation[2]	(1.6)	(1.6)
Total investment in joint venture[3]	113.6	144.4
[1]Refer to note 7 for details of impairment.
[2]Gold Fields’ share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2021

15.    EQUITY ACCOUNTED INVESTEES continued
(b)Asanko Gold
The Asanko Gold joint venture entities comprise the following:
•A 45% interest in Asanko Gold Ghana Limited (“AGGL”), incorporated in Ghana, which owns the Asanko Gold Mine. The Government of Ghana continues to retain a 10% free carried interest in AGGL;
•A 50% interest in Adansi Gold Company Limited (“Adansi”), incorporated in Ghana; and
•A 50% interest in Shika Group Finance Limited (“Shika”), incorporated in the Isle of Man.
Gold Fields and Asanko have joint control and the Asanko operation is structured as a separate vehicle and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group has classified its interest in Asanko as a joint venture.
Asanko has a 31 December year-end and has been equity accounted since 31 July 2018. Asanko’s equity accounting is based on results to 31 December 2021.
The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	51.5	3.0
Share of profit after taxation before impairment	23.4	48.5
Cumulative impairment[3]	(102.3)	(49.5)
Carrying value at 31 December	59.5	88.9
15.    EQUITY ACCOUNTED INVESTEES continued
(b)Asanko Gold continued
The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Statement of financial position – Asanko
Non-current assets[1]	290.5	392.9
Current assets[2]	170.7	170.6
Non-current liabilities	(81.0)	(71.8)
Current liabilities	(68.5)	(109.7)
Net assets	311.7	382.0
Less: Shika redeemable preference shares	(186.4)	(196.4)
Net assets attributable to ordinary share holders	125.3	185.6
Group's share of net assets	59.5	88.9
Reconciled as follows:
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)

Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	51.5	3.0
Share of profit after taxation before impairment	23.4	48.5
Impairment[3]	(102.3)	(49.5)
Carrying amount of interest in joint venture	59.5	88.9

Income statement – Asanko
Revenue	382.4	418.1
Production costs	(247.0)	(222.5)
Depreciation and amortisation	(45.3)	(50.9)
Other expenses	(19.1)	(16.0)
Royalties	(19.1)	(20.9)
Profit for the year before impairment	51.9	107.8
Group's share of profit before impairment	23.4	48.5
Group's share of impairment[3]	(52.8)	(49.5)
Group's share of total comprehensive income after impairment	(29.4)	(1.0)
[1]Includes impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
[2]Current assets includes cash and cash equivalents amounting of US$49.2 million (2020: US$64.3 million).
[3]During 2021, the Asanko gold mine demonstrated negative grade reconciliations against the 2021 plan and as a result management identified an impairment trigger and an impairment of US$52.8 million (2020: US$49.5 million) was recognised. Due to the re-evaluation of the geological modelling by our JV partner, Galiano, which is still not complete, Gold Fields is still not in a position to provide a reserve and resource estimate for Asanko as at 31 December 2021. Taking this into consideration, management has modelled various scenarios for the Asanko Life of Mine ("LoM") in order to determine their best estimates of the future cash flows of the Asanko gold mine. The various LoM scenario runs were undertaken in an attempt to model Asanko’s future cash flows in the absence of a revised Resource and Reserve at 31 December 2021. These scenarios are based on the pre-feasibility study completed in 2019, in order to declare a Reserve at 31 December 2019, but were modified where appropriate to reflect prevailing circumstances. Subsequent to year-end, Gold Fields received additional information in respect of the Asanko gold mine. Gold Fields updated the valuation taking this information into consideration and this did not have a material impact on the valuation of either the preference shares or the equity accounted investment.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2021

15.    EQUITY ACCOUNTED INVESTEES continued
(c)Maverix Metals Incorporated (“Maverix”)
Gold Fields’ interest in Maverix, listed on the Toronto Stock Exchange, was nil% at 31 December 2021 and 2020.
In line with its key strategic objective of paying down its debt, Gold Fields Limited sold its shareholding in Maverix during the year ended 31 December 2019. The sale of the shares, processed through a series of private market transactions, raised US$66.8 million in cash. After the first transaction, Maverix no longer met the definition of an associate and it was reclassified as a listed investment and a profit on disposal of US$14.6 million was recognised comprising a profit on disposal of associate of US$33.8 million, partially offset by a loss on derecognition of the investment in Maverix designated at fair value through profit or loss of US$19.2 million.
Gold Fields retained 4,125,000 Maverix warrants, equivalent to a 3.68% interest in the company on a partially diluted basis. The warrants were classified as derivative instruments and included in investments. During 2021, Gold Fields paid US$9.9 million to convert the Maverix warrants into shares and disposed of the shares for US$18.8 million (refer note 17).

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020

(d)	Other
	Investment in associate	5.7	—
	Lunnon Metals Limited ("Lunnon")[1]	5.7	—
	Rusoro Mining Limited ("Rusoro")[2]	—	—

[1]During 2021, Gold Fields acquired 31.65% in Lunnon and recognised a share of loss for the year of US$1.0 million.
[2]Represents a holding of 25.7% (2020: 25.7%) in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2021 is US$5.5 million (2020: US$4.4 million).The unrecognised share of loss of Rusoro for the year amounted to US$3.1 million (2020: US$5.0 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2021 amounted to US$210.9 million (2020: US$207.8 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre- and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgment against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgment, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arose out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgment, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgment, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgment. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgment on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgment creditors. Any judgment issued in New York will also accrue interest at 9% per annum until the judgment is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the company’s mining data and full release of the judgment issued in favour of the company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. This annulment was overturned by the French Supreme Court in March 2021. Rusoro continues to vigorously pursue all available remedies to reinstate such award.
Management have not recognised this amount due to the uncertainty over its recoverability.